JPMorgan Value Advantage Fund Average Annual Total Returns - R2 R3 R4 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 3000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.98%	8.60%	8.40%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	16.01%	8.67%	8.04%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	16.30%	8.95%	8.31%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	16.56%	9.21%	8.58%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	16.75%	9.38%	8.76%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	16.89%	9.49%	8.85%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.19%	7.19%	7.27%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.98%	7.17%	6.91%